Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Cultivar ETF
Shareholder Report [Line Items]
Fund Name	Cultivar ETF
Class Name	Cultivar ETF
Trading Symbol	CVAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cultivar ETF for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cultivarfunds.com/funds/. You can also request this information by contacting us at (833) 930-2229.
Additional Information Phone Number	(833) 930-2229
Additional Information Website	cultivarfunds.com/funds/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cultivar ETF	$47	0.87%¹
¹	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform for the period?

For the six-month period from August 1, 2025, to January 31, 2026, the Fund outperformed its benchmark, the Russell 3000® Index. On a one-year basis, the Fund very slightly lagged the benchmark, while maintaining a more eclectic risk-informed posture. The Fund does not follow a capitalization-weighted indexed approach, as it focuses on active stock selection based on the portfolio managers’ assessment of individual stock valuations, as well as broad macro risks.

What key factors affected the Fund’s performance for the period?

The Fund’s active assessment of individual security valuations and concerns about macro risks caused underweights to technology and consumer discretionary areas. This assessment also led the Fund to maintain an overweight in traditionally less volatile areas, such as cash and U.S. Treasuries, basic materials, consumer staples and healthcare.

Positioning

The fund held an overweight in the basic materials sector which it continued to trim opportunistically upon the recent surge in precious metals.The Fund also maintained its overweight in the healthcare and consumer staples sectors, as softness in these sectors provided investment opportunity within the Fund’s desired valuation range.With mega-cap technology stocks appearing overvalued and with the index being driven higher by such valuations, the Fund exercised a measure of risk control by continuing to maintain its underweight in the technology sector relative to the benchmark.

Performance

The Fund posted a positive return that exceeded the benchmark for the six-month period ended January 31, 2026, and performed close to the benchmark over a one-year period then ended. It did this while maintaining broad diversification with a focus toward risk control measures.The focus on diversification was beneficial to performance relative to the benchmark during much of 2025 and into the first part of 2026. Positive impacts came from holdings in the materials sector, primarily through precious metals mining companies and lithium mining companies. Additionally, in the industrials area, there were a couple of key overweight positions that performed well. Lastly, a single oil services company provided much of the outperformance in the energy sector. A critical theme among all these performers was the patience required to hold while awaiting such timely performance movements.

Top Contributors – Minerals, Industrials, Energy

Top Detractors – Financial, Real Estate, Communication Services

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
Cultivar ETF	15.06%	6.78%
Russell 3000® Index	15.32%	11.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit cultivarfunds.com/funds/ for more recent performance information.
Net Assets	$ 38,271,752
Holdings Count | Holdings	89
Advisory Fees Paid, Amount	$ 158,318
Investment Company, Portfolio Turnover	15.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Net Assets	$38,271,752
Number of Holdings	89
Total Net Advisory Fee	$158,318
Portfolio Turnover Rate	15.58%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
US Treasury Bill 2/5/2026 2.88%	4.13%
US Treasury Bond 5/15/2052 2.875%	4.10%
MarketAxess Holdings, Inc.	3.98%
Core Laboratories, Inc.	3.62%
Southwest Airlines Co.	3.40%
Healthcare Services Group, Inc.	2.49%
Alexandria Real Estate Equities, Inc.	2.21%
Albemarle Corp.	2.15%
US Treasury Bond 5/15/2054 4.625%	2.11%
Northwest Natural Holding Co.	2.07%

[1]	Annualized.